Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment owned by Sanofi is comprised of the following items:

(€ million)	Land	Buildings	Machinery and equipment	Fixtures, fittings and other	Property, plant and equipment in process	Total
Gross value at January 1, 2020	255	7,282	11,053	2,587	2,391	23,568
Changes in scope of consolidation	—	6	3	1	—	10
Acquisitions and other increases	—	16	40	46	1,208	1,310
Disposals and other decreases	(11)	(173)	(177)	(123)	(3)	(487)
Currency translation differences	(13)	(264)	(276)	(67)	(91)	(711)
Transfers(a)	5	(39)	484	80	(1,051)	(521)
Gross value at December 31, 2020	236	6,828	11,127	2,524	2,454	23,169
Changes in scope of consolidation	—	11	15	2	2	30
Acquisitions and other increases	—	10	51	39	1,404	1,504
Disposals and other decreases	(3)	(75)	(153)	(80)	(3)	(314)
Currency translation differences	6	169	155	34	79	443
Transfers(a)	1	227	453	136	(839)	(22)
Gross value at December 31, 2021	240	7,170	11,648	2,655	3,097	24,810
Changes in scope of consolidation	(17)	(294)	(1,480)	(163)	(150)	(2,104)
Acquisitions and other increases	—	11	54	41	1,642	1,748
Disposals and other decreases	(1)	(161)	(240)	(155)	(2)	(559)
Currency translation differences	17	122	144	29	35	347
Transfers(a)	(2)	480	722	108	(1,626)	(318)
Gross value at December 31, 2022	237	7,328	10,848	2,515	2,996	23,924
Accumulated depreciation & impairment at January 1, 2020	(11)	(4,065)	(7,660)	(1,984)	(131)	(13,851)
Depreciation expense	—	(356)	(605)	(182)	—	(1,143)
Impairment losses, net of reversals	—	(24)	(12)	(7)	—	(43)
Disposals and other decreases	1	168	166	117	8	460
Currency translation differences	—	127	169	49	—	345
Transfers(a)	—	252	150	26	—	428
Accumulated depreciation & impairment at December 31, 2020	(10)	(3,898)	(7,792)	(1,981)	(123)	(13,804)
Depreciation expense	—	(306)	(592)	(167)	—	(1,065)
Impairment losses, net of reversals	—	(3)	(22)	(2)	(12)	(39)
Disposals and other decreases	—	74	149	75	1	299
Currency translation differences	—	(80)	(99)	(29)	—	(208)
Transfers(a)	1	23	16	(11)	6	35
Accumulated depreciation & impairment at December 31, 2021	(9)	(4,190)	(8,340)	(2,115)	(128)	(14,782)
Changes in scope of consolidation	—	201	1,202	130	—	1,533
Depreciation expense	—	(356)	(622)	(164)	—	(1,142)
Impairment losses, net of reversals	(1)	(50)	(58)	(2)	(75)	(186)
Disposals and other decreases	—	133	201	153	31	518
Currency translation differences	—	(52)	(69)	(22)	5	(138)
Transfers(a)	—	89	49	5	(1)	142
Accumulated depreciation & impairment at December 31, 2022	(10)	(4,225)	(7,637)	(2,015)	(168)	(14,055)
Carrying amount at December 31, 2020	226	2,930	3,335	543	2,331	9,365
Carrying amount at December 31, 2021	231	2,980	3,308	540	2,969	10,028
Carrying amount at December 31, 2022	227	3,103	3,211	500	2,828	9,869
(a) This line includes in particular property, plant and equipment in process brought into service during the period, but also includes the effect of the reclassification of assets to Assets held for sale or exchange.

Summary of Acquisitions and Capitalized Interest by Operating Segment
The table below sets forth acquisitions and capitalized interest by operating segment for the years ended December 31, 2022, 2021 and 2020:

(€ million)	2022	2021	2020
Acquisitions	1,748	1,504	1,310
Pharmaceuticals	1,049	1,007	831
Industrial facilities	597	534	634
Research sites	153	277	152
Other	299	199	45
Vaccines	629	421	384
Consumer Healthcare	70	73	95
Capitalized interest	17	14	11

Summary of Off Balance Sheet Commitments Relating to Property, Plant and Equipment
Off balance sheet commitments relating to property, plant and equipment as of December 31, 2022, 2021 and 2020 are set forth below:

(€ million)	2022	2021	2020
Firm orders of property, plant and equipment	861	769	708
Property, plant and equipment pledged as security for liabilities	—	9	—

Summary of Impairment Losses Recognised in Property, Plant and Equipment
The table below sets forth the net impairment losses recognized in each of the last three financial periods:

(€ million)	2022	2021	2020
Net impairment losses on property, plant and equipment(a)	186	39	43
(a) For 2022, the amount mainly comprises an impairment loss arising from a decision to discontinue operations at an industrial facility located outside France.

Summary of Property, Plant and Equipment Leased
Right-of-use assets relating to property, plant and equipment leased by Sanofi are analyzed in the table below:

(€ million)	Right-of-use assets
Gross value at January 1, 2020	1,583
Changes in scope of consolidation	15
Acquisitions and other increases	340
Disposals and other decreases	(121)
Currency translation differences	(85)
Transfers(a)	(21)
Gross value at December 31, 2020	1,711
Changes in scope of consolidation	93
Acquisitions and other increases(b)	963
Disposals and other decreases	(91)
Currency translation differences	76
Transfers(a)	(7)
Gross value at December 31, 2021	2,745
Changes in scope of consolidation	(26)
Acquisitions and other increases	292
Disposals and other decreases	(232)
Currency translation differences	101
Transfers(a)	(8)
Gross value at December 31, 2022	2,872
Accumulated depreciation & impairment at January 1, 2020	(283)
Depreciation and impairment charged in the period	(299)
Disposals and other decreases	44
Currency translation differences	22
Transfers(a)	3
Accumulated depreciation & impairment at December 31, 2020	(513)
Depreciation and impairment charged in the period	(315)
Disposals and other decreases	40
Currency translation differences	(15)
Transfers(a)	6
Accumulated depreciation & impairment at December 31, 2021	(797)
Changes in scope of consolidation	14
Depreciation and impairment charged in the period	(341)
Disposals and other decreases	82
Currency translation differences	(17)
Transfers(a)	2
Accumulated depreciation & impairment at December 31, 2022	(1,057)
Carrying amount at December 31, 2020	1,198
Carrying amount at December 31, 2021	1,948
Carrying amount at December 31, 2022	1,815
(a) This line also includes the effect of the reclassification of assets to “Assets held for sale or exchange”.
(b) In December 2018, Sanofi signed two leases on real estate assets in the United States (at Cambridge, Massachusetts) for an initial lease term of 15 years. The first lease, relating to office space, began in April 2021; Sanofi recognized a right-of-use asset of €320 million, as well as the lease liability. The second lease, relating to laboratory facilities, began on July 1, 2021; Sanofi recognized a right-of-use asset of €424 million, as well as the lease liability.